Cover Page Cover Page	May 02, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 02, 2023
Entity Registrant Name	PACIFIC PREMIER BANCORP INC
Entity Central Index Key	0001028918
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	0-22193
Entity Tax Identification Number	33-0743196
Entity Address, Address Line One	17901 Von Karman Avenue
Entity Address, Address Line Two	Suite 1200
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92614
City Area Code	949
Local Phone Number	864-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	PPBI
Security Exchange Name	NASDAQ